Other Income Net - Summary of Other Income Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)
Disclosure Of Other Income Expense [Abstract]
Recovery insurance	$ (22,454)		$ (20,539)		$ (2,903)
Sale of fixed assets	(6,604)		(5,070)		(4,493)
Cancellation of non-exigible liabilities and provisions	(36,949)		(87,755)
Other income	(21,727)		(18,198)		(11,021)
Total other income	(87,734)		(131,562)		(18,417)
Repair of damaged by natural disasters	771		6,514
Cost of retirement and disposal of fixed assets	12,158		17,684		5,566
Donation			20,066
Other expenses	1,653		3,377		12,556
Total other expenses	14,582	$ 61,078	47,641	$ 54,198	18,122	$ 55,723
Other income – Net	$ (73,152)		$ (83,921)		$ (295)